Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,523	$ 7,527
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $13 and $206 at December 31, 2018 and 2017, respectively	(2,394)	(7,151)
Property, Plant and Equipment, Net, Total	129	376
Capital leases	17	297
Accumulated depreciation for capital leases	13	206
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	182	185
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,555	6,556
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 786	$ 786